Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Jun. 30, 2024		Jun. 30, 2023
CURRENT ASSETS
Cash	$ 9,180,356	$ 587,448
Restricted cash	19,411,645
Accounts receivable	12,371,365	251,894
Inventories	4,540,549	1,768,072
Contract assets	1,713,430	1,682,289
Prepaid expenses and other current assets	336,958	44,116
Total Current Assets	47,554,303	4,333,959
PROPERTY AND EQUIPMENT, NET	166,338	142,619
NON-CURRENT ASSETS
Operating right-of-use assets	1,223,334	405,758
Deferred transaction costs		462,177
Security deposits	603,716	29,909
Total Non-current Assets	1,827,050	897,844
Total Assets	49,547,691	5,374,422
CURRENT LIABILITIES
Accounts payable	19,285,926	1,396,860
Other payables and accrued liabilities	1,481,319	468,225
Payables on shares redemption	20,499,790
Contract liabilities	143,600	649,450		649,450
Income taxes payable	253,932
Short-term loans		291,208
Current maturity of long-term loan	20,132	19,539
Operating lease liabilities – current	180,451	72,531
Convertible promissory notes		6,000,000
Earnout liabilities	5,737,868
Total Current Liabilities	47,949,557	8,948,981
NON-CURRENT LIABILITIES
Operating lease liabilities – non-current	1,050,715	332,435
Long-term loan – non-current	90,181	95,442
Total Non-current Liabilities	1,140,896	427,877
Total Liabilities	49,090,453	9,376,858
SHAREHOLDERS’ DEFICIT
Common Stock, value	727	330	[1]
Additional paid-in capital	13,750,228	7,024,162
Accumulated deficit	(13,293,717)	(11,026,928)
Total Shareholders’ Equity (Deficit)	457,238	(4,002,436)		(571,794)
Total Liabilities and Shareholders’ Equity (Deficit)	49,547,691	5,374,422
Related Party
CURRENT ASSETS
Amount due from related party		140
CURRENT LIABILITIES
Other payable – related party	$ 346,539	51,168
Previously Reported
CURRENT ASSETS
Cash		587,448		1,824,849
Accounts receivable		251,894
Inventories		1,768,072
Contract assets		1,682,289
Prepaid expenses and other current assets		44,116		11,411
Total Current Assets		4,333,959		1,836,260
PROPERTY AND EQUIPMENT, NET		142,619		173,659
NON-CURRENT ASSETS
Operating right-of-use assets		405,758
Deferred transaction costs		462,177
Security deposits		29,909
Total Non-current Assets		897,844
Total Assets		5,374,422		2,009,919
CURRENT LIABILITIES
Accounts payable		1,396,860
Other payables and accrued liabilities		468,225		27,453
Contract liabilities		649,450		27
Income taxes payable				15,842
Short-term loans		291,208		291,208
Current maturity of long-term loan		19,539		15,967
Operating lease liabilities – current		72,531
Convertible promissory notes		6,000,000		2,000,000
Total Current Liabilities		8,948,981		2,466,732
NON-CURRENT LIABILITIES
Operating lease liabilities – non-current		332,435
Long-term loan – non-current		95,442		114,981
Total Non-current Liabilities		427,877		114,981
Total Liabilities		9,376,858		2,581,713
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Common Stock, value		1,000		1,000
Additional paid-in capital		7,023,492		7,023,492
Accumulated deficit		(11,026,928)		(7,596,286)
Total Shareholders’ Equity (Deficit)		(4,002,436)		(571,794)
Total Liabilities and Shareholders’ Equity (Deficit)		5,374,422		2,009,919
Previously Reported | Related Party
CURRENT ASSETS
Amount due from related party		140
CURRENT LIABILITIES
Other payable – related party		51,168		25,000
Short-term loan – related party				$ 91,235

[1]	Giving retroactive effect to reverse recapitalization effected on September 26, 2024 to reflect exchange ratio of approximately 3.3033 as described in Note 4.